Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
19.  Quarterly Financial Data (Unaudited)

	Operating Revenues	Operating Income	Net Income (Loss)
	(In millions)
2010
First Quarter(a)	$2,157.6	$244.4	$(179.9)
Second Quarter	1,990.9	405.4	260.3
Third Quarter(b)	2,088.2	181.1	52.6
Fourth Quarter	1,953.9	449.8	166.6
2009
First Quarter	$1,828.9	$309.9	$144.9
Second Quarter	1,693.3	346.7	209.1
Third Quarter	1,712.3	391.2	229.4
Fourth Quarter	1,950.7	359.4	189.7
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(a)	First quarter 2010 includes a $158.0 million increase in expense associated with rate case liability adjustments and a $430.0 million impairment on our investment in NGPL.
(b)	Third quarter 2010 includes $200.0 million in expense associated with the Going Private Transaction litigation settlement.